FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Categorized as Level 3 (Details) - USD ($) $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets
Assets, at beginning of period		$ 2,195,789
Assets, at end of period		2,735,355	$ 2,195,789
Financial liabilities
Liabilities, at beginning of period		639,629
Liabilities, at end of period		948,739	639,629
Proceeds from issuing shares		0	0	$ 286,207
Payments for equity instruments		1,748	5,148	5,762
Ordinary shares
Financial liabilities
Proceeds from issuing shares	$ 286,207
Level 3 | Contingent consideration
Financial liabilities
Liabilities, at beginning of period		54,667	58,180
Fair value remeasurement		(4,227)	(967)
Acquisition of business		59,062	32,992
Payments		(24,086)	(28,717)
Interests		3,641	1,484
Reclassifications		5,736	(5,060)
Foreign exchange difference		1,153	(1,528)
Translation		823	(890)
Other		(1,553)	(827)
Liabilities, at end of period		95,216	54,667	58,180
Level 3 | Convertible notes
Financial Assets
Assets, at beginning of period		6,684	3,875
Acquisition of investment		2,367	2,667
Interests		59	146
Foreign exchange difference			(4)
Assets, at end of period		9,110	6,684	3,875
Level 3 | Equity instruments
Financial Assets
Assets, at beginning of period		27,892	22,088
Fair value measurement		(286)	285
Acquisition of investment		1,748	5,519
Assets, at end of period		$ 29,354	$ 27,892	$ 22,088